CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Proceeds from equity exchange for Xinghe Union, cash acquired	$ 527
Disposal of 51% equity interests in AM Jiaming, cash disposed	$ 1,094